Components of lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease expense	$ 359	$ 331	$ 718	$ 592	$ 1,311	$ 1,043
Variable lease expense	88	215	207	395	568	689
Total lease expense, net	$ 447	$ 546	$ 925	$ 987	$ 1,879	$ 1,732